Long-term investments, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Long-term investments, net
Long-term investments	$ 7,163,928	$ 7,267,442
Less: Impairment	(231,524)	(234,869)
Total	$ 6,932,404	$ 7,032,573